Prepayments and Other Assets - Schedule of Prepayments and Other Current and Non-current Assets (Details) - USD ($)		Jun. 30, 2026		Jun. 30, 2025		Apr. 08, 2023
Schedule of Prepayments and Other Current and Non-current Assets [Abstract]
Advance to crew		$ 319,052		$ 172,133
Advance to employee				57,408
Rental deposit				500,000
Prepaid consulting service fee	[1]	1,641,831
Receivable for fuel charges	[2]	503,848
Deposit	[3]	588,276
Other		136,107		58,810
Total		3,189,114		788,351
Loan security deposit		475,000	[4]	475,000	[4]	$ 475,000
Prepaid consulting service fee	[1]	390,685
Total		$ 865,685		$ 475,000

[1]	This represents prepaid consulting service fees of $1,932,516 paid to third-party service providers. The services comprise (i) market analysis, regulatory review, and business development consultancy, and (ii) technical, operational, and post-acquisition advisory for Ro-Ro vessel expansion. These services are rendered over contractual periods (up to two years for the operational advisory). The Company amortizes the fees on a straight-line basis over the service periods. As of June 30, 2026, $1,541,831 and $390,685 are classified as current and non-current, respectively, based on the expected timing of service delivery.
[2]	These are the fuel charges of $503,848 receivable from third-party companies.
[3]	The Group had paid certain deposits on behalf of third parties in the aggregate amount of $530,321 and held rental deposits of $57,955. All balances are expected to be recovered within twelve months from the reporting date, upon expiration or release of the underlying arrangements.
[4]	This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 9).